Trade and Other Payables (Current) - Schedule of Trade and Other Payables (Details) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Trade and other payables [abstract]
Trade payables	$ 350,151	$ 590,231
Other payables	42,728	68,423
Accrued expenses	330,845	346,654
Total current trade and other payables	$ 723,724	$ 1,005,308